Discontinued Operations - Schedule of Balance Sheet of the Company’s Discontinued Operations (Parentheticals) (Details)	Dec. 31, 2023 USD ($)
Schedule of Balance Sheet of the Company’s Discontinued Operations [Abstract]
Accumulated depreciation	$ 752,865